Short-term Investments	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Short-term Investments
4.	Short-term Investments
Short-term investments as of December 31, 2020 and 2021 consisted of the following:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB

Trading debt investments	4,883	304	—	—	—	5,187
Available-for-sale debt investments	42,355	—	—	1,729	—	44,084

	47,238	304	—	1,729	—	49,271

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Trading debt investments	63,741	1,367	—	—	—	65,108	10,217

	63,741	1,367	—	—	—	65,108	10,217

Trading debt investments include debt investment
s
issued by a private equity fund outside the PRC amounting to RMB5,187 and RMB65,108 (US$10,217) as of December 31, 2020 and 2021, respectively. The available-for-sale
debt investments held by the Group as of December 31, 2020 are issued by a private equity fund outside the PRC and are mandatorily redeemable at the end of the one-year
investment term.
For the years ended December 31, 2019, 2020 and 2021, the Group recognized interest income of RMB299, RMB478, and RMB1,818 (US$285) from short-term investments, respectively.
For the years ended December 31, 2019, 2020 and 2021, the realized gain on the available-for-sale debt investments held by the Group that was reclassified from Accumulative other comprehensive income to Interest and investment income amounted to nil, nil and RMB1,729 (US$271).